Shareholder Fees - Retail - Vanguard Ultra-Short-Term Bond Fund	May 28, 2021 USD ($)
Investor Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20
Admiral Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20